Management of financial risk - Movements in the impairment loss allowance of contract assets of transaction based and support service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Management of financial risk
Beginning of the year	¥ (6,396,579)
End of the year	(3,161,370)	¥ (6,396,579)
Financial assets measured at fair value through other comprehensive income (FVOCI)
Management of financial risk
Beginning of the year	(2,226,138)
End of the year		(2,226,138)
Loans and advances to customers. | Financial assets measured at fair value through other comprehensive income (FVOCI)
Management of financial risk
Beginning of the year	(12,061)	(11,528)	¥ (1,962)
Reversals/(additions) of impairment loss	(10,863)	(13,344)	(10,616)
Write-off	2,222	12,811	1,050
Disposal of subsidiaries	20,702
End of the year		(12,061)	(11,528)
Credit risk | Contract assets of transaction based and support service | Three-stage approach | Financial assets at amortized cost
Management of financial risk
Beginning of the year	(61)		(190)
Reversals/(additions) of impairment loss		(61)	¥ 190
Recovery of amounts written off previously	15
Disposal of subsidiaries	¥ 46
End of the year		¥ (61)